Equipment Deposit	6 Months Ended
Jun. 30, 2025
Equipment Deposit [Abstract]
EQUIPMENT DEPOSIT
9.	EQUIPMENT DEPOSIT

	Group
	June 30 2025	December 31 2024
	US$	US$
Carrying value as at beginning of period	29,260,847	29,260,847
Addition during the period	-	-
Carrying value as at end of period	29,260,847	29,260,847

The equipment deposit is for the lamination equipment for the manufacturing of smartglass. In 2023, the Company paid a further deposit of $15 million to SWIS Co., Limited for the purchase of 3 additional lines for its planned operation. In September 2025, a convertible promissory note was exchanged for reduction of equipment deposits (see Note 12). The amounts paid for equipment deposits were paid to a company in which a former officer of the Company is an executive officer.